SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
			Weighted average
			remaining
		Weighted-average	contractual life	Aggregate intrinsic
	Number of awards	exercise price	years	value (**)

Outstanding at January 1, 2014 (1)	1,621,620	$4.16
RSUs granted	1,135,660	0.01
Stock options exercised	(148,671)	13.56
Vested and issued RSUs	(681,759)	0.01
Forfeited RSUs	(47,687)	0.01

Outstanding at December 31, 2014 (2)	1,879,163	$2.52	1.28	$31,229

Stock options exercisable at December 31, 2014	318,813	$14.81	1.15	$1,380

Vested and expected to vest (3) (*)	1,818,426	$2.61	1.28	$30,068

(1)	Includes (i) 467,484 stock options with weighted average exercise price of $14.41 and (ii) 1,154,136 RSUs.

(2)
Includes (i) 318,813 stock options with weighted average exercise price of $14.81, with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,560,350 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $29,849.

(3)
Includes (i) 318,813 stock options with weighted average exercise price of $14.81 with weighted average remaining contractual term of 1.15 years and with aggregate intrinsic value of $1,380; and (ii) 1,499,613 RSUs, with weighted average remaining contractual term of 1.30 years and with aggregate intrinsic value of $28,688.

(*)	Based on the Company's historical experience and future expectations, the annual pre-vesting forfeiture rate is approximately 3%.

(**)
The aggregate intrinsic value represents the total intrinsic value (the difference between the closing price of the Ordinary Shares on the NASDAQ Global Select Market on December 31, 2014 and the exercise price, multiplied by the number of in-the-money awards) that would have been received by the award holders had all award holders exercised their awards on December 31, 2014. This amount changes based on the fair market value of the Ordinary Shares.

Schedule of Stock Option Plans, by Exercise Price Range
	Awards	Weighted	Aggregate	Awards	Weighted
	outstanding as of	average remaining	intrinsic value as of	exercisable as of	average remaining
	December 31,	contractual	December 31,	December 31,	contractual
Exercise price	2014	life years	2014	2014	life years

$0.01 (RSUs)	1,560,350	1.30	$29,849	--	--
$11.31 - $13.90	99,299	1.52	674	99,299	1.52
$14.39 - $16.28	219,514	0.98	706	219,514	0.98
	1,879,163	1.28	$31,229	318,813	1.15

Schedule of Stock-based Compensation Expenses Recognized
	Year ended December 31,
	2014	2013

Costs of revenues	$431	$292
Research and development expenses	11,359	7,963
Selling and marketing expenses	3,840	2,789
General and administrative expenses	3,403	2,876

Total stock-based compensation expenses	$19,033	$13,920